Acquisitions - Narrative (Details) £ in Thousands, $ in Thousands					12 Months Ended
	Jul. 23, 2018 CAD ($)	Jun. 30, 2017 CAD ($) agreement	Jun. 30, 2017 USD ($)	Mar. 03, 2017 GBP (£)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($) agreement	Jun. 30, 2017 USD ($)	Sep. 15, 2017 CAD ($) earn_out	Sep. 15, 2017 USD ($) earn_out	Jun. 30, 2017 USD ($) agreement	Mar. 03, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Payable in relation to performance based target										$ 0
Net change in non-cash balances related to operations (note 22)					$ 31,322		$ (12,830)
Goodwill		$ 240,534			$ 240,806		240,534
Peanuts
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					80.00%
Proportion of voting rights held by non-controlling interests		20.00%	20.00%
Major business combination | Peanuts
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 235,600
Proportion of ownership interest in subsidiary	41.00%
Major business combination | Sony Music Entertainment Japan Inc. (SMEJ) | Peanuts
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	39.00%
Percentage equity interests sold	49.00%
Ellie Sparkles
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									51.00%	51.00%
Consideration paid									$ 4,350	$ 3,570,000
Number of performance based earn-outs | earn_out									2	2
Consideration transferred, acquisition-date fair value									$ 4,350
IED
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 447,707					447,707				$ 345,000,000
Consideration transferred, acquisition-date fair value		453,070					453,070				$ 349,132,000
Net change in non-cash balances related to operations (note 22)		$ 1,950	$ 1,503,000		$ 3,413	$ 2,629,000	$ 5,363	$ 4,132,000
Number of member interest purchase agreements | agreement		2					2				2
Goodwill		$ 25,149					$ 25,149
IED | Peanuts
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		80.00%	80.00%
IED | Shortcake IP Holdings LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
IED | IBGNYC LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
IED | IBGSCREEN LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Kiddyzuzaa
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				80.00%								80.00%
Consideration paid				£ 1,290								$ 2,121
Consideration transferred, acquisition-date fair value												2,787
Goodwill												695
Contingent consideration, commercial exploration period for target earn-out				2 years
Kiddyzuzaa | First Anniversary of Acquisition Closing Date
Disclosure of detailed information about business combination [line items]
Consideration paid				£ 202								333
Kiddyzuzaa | Second Anniversary of Acquisition Closing Date
Disclosure of detailed information about business combination [line items]
Consideration paid				202								333
Subsidiaries | Family of Charles M. Schulz | Peanuts
Disclosure of detailed information about business combination [line items]
Fee received based on revenues less shareable costs of subsidiary					$ 54,082
Performance Target Earnout | Ellie Sparkles
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination									$ 1,218	$ 1,000,000
Performance Target Earnout | Kiddyzuzaa
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination				£ 322								$ 530